Average Annual Total Returns (Vanguard Convertible Securities Fund, Vanguard Convertible Securities Fund - Investor Shares)	12 Months Ended
Nov. 30, 2011
Average Annual Returns for Periods Ended December 31, 2011
One Year	(6.75%)
Five Years	3.99%
Ten Years	6.47%
Inception Date	Jun. 17, 1986
Return After Taxes on Distributions
Average Annual Returns for Periods Ended December 31, 2011
One Year	(8.19%)
Five Years	1.96%
Ten Years	4.52%
Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(4.01%)
Five Years	2.39%
Ten Years	4.59%
Convertible Securities Funds Average
Average Annual Returns for Periods Ended December 31, 2011
One Year	(5.64%)
Five Years	2.27%
Ten Years	4.75%
Bank of America Merrill Lynch All US Convertibles Index
Average Annual Returns for Periods Ended December 31, 2011
One Year	(5.18%)
Five Years	2.10%
Ten Years	4.88%
Spliced Convertibles Composite Index
Average Annual Returns for Periods Ended December 31, 2011
One Year	(5.75%)
Five Years	1.97%
Ten Years	4.80%